Federated Hermes Government Ultrashort Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—43.1%
		Federal Home Loan Mortgage Corporation—13.8%
$ 57,252		Series 242, Class F29, 4.022% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	$ 56,716
40,635		Series 244, Class F22, 4.122% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	40,358
95,739		Series 244, Class F30, 4.072% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	94,957
6,275		Series 2111, Class MA, 4.272% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	6,279
6,412		Series 2111, Class MB, 4.272% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	6,416
6,548		Series 2111, Class MC, 4.272% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	6,552
16,835		Series 2286, Class FA, 4.172% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	16,831
35,526		Series 2296, Class FC, 4.272% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	35,568
71,096		Series 2326, Class FJ, 4.722% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	71,636
122,782		Series 2344, Class FP, 4.722% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	123,749
49,194		Series 2367, Class FG, 4.392% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	49,352
19,772		Series 2380, Class FI, 4.372% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	19,828
86,924		Series 2380, Class FL, 4.372% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	87,087
62,129		Series 2386, Class FE, 4.472% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	62,460
25,258		Series 2389, Class FI, 4.522% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	25,417
8,870		Series 2395, Class FT, 4.222% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	8,874
4,151		Series 2396, Class FL, 4.372% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	4,157
89,559		Series 2412, Class OF, 4.722% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	90,246
19,124		Series 2418, Class FO, 4.672% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	19,190
24,768		Series 2451, Class FC, 4.772% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	24,961
2,660		Series 2452, Class FG, 4.322% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	2,670
40,552		Series 2460, Class FE, 4.772% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	40,951
1,226		Series 2470, Class FI, 4.172% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	1,226
25,110		Series 2470, Class FW, 4.772% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	25,305
24,042		Series 2470, Class FX, 4.772% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	24,229
40,734		Series 2470, Class GF, 4.772% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	41,135
22,477		Series 2471, Class FS, 4.272% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	22,506
104,671		Series 2475, Class FL, 4.772% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	105,595
69,780		Series 2476, Class FC, 4.772% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	70,396
38,292		Series 2477, Class FD, 4.172% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	38,323
12,440		Series 2479, Class FA, 4.172% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	12,445
18,444		Series 2481, Class FC, 4.772% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	18,587
31,929		Series 2493, Class F, 4.172% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	31,949
3,393		Series 2495, Class F, 4.172% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	3,393
42,154		Series 2498, Class HF, 4.772% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	42,568
25,021		Series 2504, Class FP, 4.272% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	25,053
69,782		Series 2526, Class FC, 4.172% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	69,756
51,193		Series 2530, Class FK, 4.172% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	51,199
122,574		Series 2551, Class FD, 4.172% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	122,567
22,277		Series 2610, Class FD, 4.272% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	22,294
375,664		Series 2631, Class FC, 4.172% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	375,131
86,454		Series 2671, Class F, 4.222% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	86,417
123,222		Series 2684, Class FV, 4.672% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	124,110
512,829		Series 2750, Class FG, 4.172% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	512,816
1,326,096		Series 2750, Class FH, 4.272% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	1,329,547
1,018		Series 2796, Class FD, 4.122% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	1,019

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 117,449		Series 2812, Class LF, 4.172% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	$ 117,503
172,760		Series 3036, Class NF, 4.072% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	171,471
35,708		Series 3085, Class FW, 4.472% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	35,999
255,028		Series 3085, Class VF, 4.092% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	254,034
243,971		Series 3184, Class JF, 4.172% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	243,273
251,484		Series 3191, Class FE, 4.172% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	250,311
21,256		Series 3300, Class FA, 4.072% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	21,139
21,331		Series 3325, Class NF, 4.072% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	21,214
272,479		Series 3380, Class FP, 4.122% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	270,826
222,640		Series 3542, Class NF, 4.522% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	224,151
1,253,509		Series 4689, Class FD, 4.122% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,233,289
902,730		Series 4821, Class FL, 4.072% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	885,780
12,053,316		Series 4915, Class FD, 4.231% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	11,945,380
2,401,431		Series 4925, Class FH, 4.181% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	2,379,016
13,460,065		Series 4931, Class FJ, 4.231% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	13,311,997
2,051,331		Series 4936, Class PF, 4.281% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,034,290
6,273,015		Series 4965, Class KF, 4.431% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,216,548
22,458,495		Series 5323, Class FA, 4.317% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	22,401,040
12,895,659		Series 5428, Class FC, 4.867% (30-DAY AVERAGE SOFR +1.200%), 7/25/2054	12,978,551
14,828,841		Series 5452, Class JF, 4.967% (30-DAY AVERAGE SOFR +1.300%), 9/25/2054	14,978,341
18,225,309		Series 5458, Class PF, 4.667% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	18,309,824
20,186,449		Series 5478, Class FL, 4.567% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	20,321,894
43,646,872		Series 5568, Class FG, 4.767% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	43,949,589
22,907,511		Series 5633, Class FH, 4.417% (30-DAY AVERAGE SOFR +0.750%), 2/25/2056	22,933,268
3,385,015		Series KF73, Class AS, 4.351% (30-DAY AVERAGE SOFR +0.670%), 11/25/2029	3,385,012
6,996,430		Series KF76, Class AS, 4.291% (30-DAY AVERAGE SOFR +0.610%), 1/25/2030	6,977,874
265,361		Series KF85, Class AL, 4.093% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	265,283
4,832,682		Series KF88, Class AL, 4.123% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	4,831,265
20,897,783		Series KF146, Class AS, 4.559% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	20,937,150
23,208,191		Series KF147, Class AS, 4.559% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	23,279,897
29,571,858		Series KF150, Class AS, 4.239% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	29,543,703
31,711,247		Series KF151, Class AS, 4.189% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	31,635,499
		TOTAL	320,396,232
		Federal National Mortgage Association—4.6%
869		Series 1998-22, Class FA, 4.172% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	869
9,782		Series 2000-34, Class F, 4.231% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	9,763
3,388		Series 2000-37, Class FA, 4.281% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	3,385
3,026		Series 2001-34, Class FL, 4.281% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	3,030
5,774		Series 2001-46, Class F, 4.172% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	5,775
49,068		Series 2001-53, Class FX, 4.131% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	48,912
59,992		Series 2001-56, Class FG, 4.281% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	60,088
27,564		Series 2001-68, Class FD, 4.281% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	27,599
15,821		Series 2002-4, Class FJ, 4.231% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	15,829
61,371		Series 2002-8, Class FA, 4.522% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	61,795
45,396		Series 2002-9, Class FH, 4.281% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	45,468
70,833		Series 2002-17, Class JF, 4.781% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	71,470
76,970		Series 2002-34, Class FC, 4.772% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	77,607
47,247		Series 2002-37, Class F, 4.581% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	47,451
2,692		Series 2002-39, Class FB, 4.322% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	2,702
12,928		Series 2002-41, Class F, 4.331% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	12,952
225,626		Series 2002-47, Class NF, 4.781% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	227,844

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 35,954		Series 2002-52, Class FD, 4.281% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	$ 36,061
40,041		Series 2002-53, Class FG, 4.881% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	40,528
164,976		Series 2002-58, Class FD, 4.381% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	165,556
50,857		Series 2002-64, Class FJ, 4.781% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	51,314
2,734		Series 2002-74, Class FV, 4.231% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	2,735
32,494		Series 2002-75, Class FD, 4.772% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	32,787
65,216		Series 2002-77, Class FH, 4.172% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	65,228
19,280		Series 2002-82, Class FB, 4.281% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	19,308
82,969		Series 2002-82, Class FC, 4.781% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	83,731
677		Series 2002-82, Class FG, 4.231% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	677
184,497		Series 2002-89, Class F, 4.081% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	184,248
33,186		Series 2002-90, Class FH, 4.281% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	33,233
293,326		Series 2002-93, Class FJ, 4.331% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	293,901
33,052		Series 2003-2, Class FA, 4.281% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	33,100
24,402		Series 2003-14, Class FT, 4.281% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	24,438
64,292		Series 2003-19, Class FY, 4.181% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	64,295
42,756		Series 2003-21, Class TF, 4.231% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	42,766
133,009		Series 2003-66, Class FA, 4.131% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	132,678
122,476		Series 2003-79, Class FC, 4.231% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	122,596
62,734		Series 2003-102, Class FT, 4.181% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	62,792
171,943		Series 2003-107, Class FD, 4.281% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	172,141
415,590		Series 2003-116, Class HF, 4.331% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	416,514
122,922		Series 2003-121, Class FD, 4.181% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	122,774
110,522		Series 2004-2, Class FW, 4.181% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	110,607
281,186		Series 2004-17, Class FT, 4.181% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	280,881
123,359		Series 2004-49, Class FN, 4.181% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	123,443
262,377		Series 2004-49, Class FQ, 4.231% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	262,690
369,357		Series 2004-51, Class FY, 4.161% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	368,856
192,701		Series 2004-53, Class FC, 4.231% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	192,420
110,755		Series 2004-64, Class FW, 4.231% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	111,069
213,690		Series 2005-104, Class FA, 4.181% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	212,823
802,663		Series 2006-75, Class FP, 4.081% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	797,388
155,187		Series 2006-79, Class DF, 4.131% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	154,770
223,429		Series 2006-81, Class FA, 4.131% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	222,442
516,266		Series 2006-90, Class FE, 4.231% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	516,771
281,512		Series 2006-98, Class FB, 4.091% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	279,687
800,491		Series 2006-W1, Class 2AF1, 4.001% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	793,829
274,693		Series 2008-52, Class FD, 4.131% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	273,252
56,259		Series 2009-63, Class FB, 4.281% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	56,420
2,026,630		Series 2010-136, Class F, 4.281% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	2,028,312
3,806,375		Series 2012-116, Class FA, 4.081% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	3,766,306
5,097,011		Series 2013-130, Class FB, 4.231% (30-DAY AVERAGE SOFR +0.564%), 1/25/2044	5,082,679
2,850,226		Series 2018-31, Class FD, 4.081% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,798,311
8,549,704		Series 2018-70, Class HF, 4.131% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	8,406,937
4,278,532		Series 2018-95, Class FB, 4.181% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	4,226,873
15,297,923		Series 2019-41, Class FD, 4.281% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	15,136,258
6,002,745		Series 2019-81, Class FJ, 4.281% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	5,951,613
12,442,654		Series 2023-42, Class FB, 4.131% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	12,331,304
7,297,198		Series 2023-42, Class FC, 4.211% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	7,249,299
8,317,152		Series 2023-42, Class FD, 4.181% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	8,250,815
6,585,409		Series 2024-15, Class FA, 4.867% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	6,632,388

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 16,169,284		Series 2024-60, Class PF, 4.667% (30-DAY AVERAGE SOFR +1.000%), 11/25/2053	$ 16,221,793
		TOTAL	105,766,176
		Government National Mortgage Association—24.7%
59,872		Series 2004-59, Class FV, 4.031% (CME Term SOFR 1 Month +0.364%), 10/20/2033	59,861
3,243,733		Series 2010-62, Class PF, 4.281% (CME Term SOFR 1 Month +0.614%), 5/20/2040	3,251,406
2,232,707		Series 2011-23, Class KF, 4.174% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,229,845
1,420,456		Series 2011-51, Class FA, 4.181% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,418,852
948,514		Series 2012-H15, Class FB, 4.296% (CME Term SOFR 1 Month +0.614%), 6/20/2062	948,750
168,161		Series 2012-H18, Class FA, 4.346% (CME Term SOFR 1 Month +0.664%), 8/20/2062	168,332
695,704		Series 2012-H18, Class SA, 4.376% (CME Term SOFR 1 Month +0.694%), 8/20/2062	696,519
1,278,343		Series 2012-H24, Class FC, 4.196% (CME Term SOFR 1 Month +0.514%), 10/20/2062	1,276,244
861,516		Series 2012-H25, Class BF, 4.176% (CME Term SOFR 1 Month +0.494%), 9/20/2062	860,292
610,618		Series 2012-H29, Class BF, 4.136% (CME Term SOFR 1 Month +0.454%), 11/20/2062	609,436
893,124		Series 2012-H29, Class CF, 4.136% (CME Term SOFR 1 Month +0.454%), 2/20/2062	890,830
241,408		Series 2012-H30, Class SA, 4.166% (CME Term SOFR 1 Month +0.484%), 12/20/2062	240,674
668,122		Series 2012-H31, Class FA, 4.146% (CME Term SOFR 1 Month +0.464%), 11/20/2062	666,992
5,787,993		Series 2016-147, Class AF, 4.181% (CME Term SOFR 1 Month +0.514%), 10/20/2046	5,742,733
3,577,026		Series 2017-H08, Class FC, 4.396% (CME Term SOFR 1 Month +0.714%), 3/20/2067	3,587,306
5,315,963		Series 2019-10, Class FC, 4.231% (CME Term SOFR 1 Month +0.564%), 1/20/2049	5,288,987
16,694,543		Series 2021-H06, Class JF, 5.161% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,989,045
8,649,272		Series 2021-H06, Class TF, 5.161% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	8,799,895
3,306,429		Series 2022-H06, Class FL, 4.111% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	3,311,170
12,350,991		Series 2023-13, Class JF, 4.311% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	12,356,982
9,127,122		Series 2023-84, Class JF, 4.561% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	9,153,972
29,898,123		Series 2023-112, Class FW, 4.711% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	30,127,281
28,416,780		Series 2023-117, Class F, 4.611% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	28,534,059
33,997,251		Series 2023-H01, Class FB, 4.511% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	34,370,979
37,868,484		Series 2024-44, Class KF, 4.511% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	37,992,170
17,104,592		Series 2024-64, Class YF, 4.803% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	17,274,921
16,992,880		Series 2024-97, Class BF, 5.011% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	17,160,693
14,881,400		Series 2024-97, Class NF, 4.661% (30-DAY AVERAGE SOFR +1.000%), 6/20/2054	14,974,950
7,005,936		Series 2024-111, Class FM, 4.861% (30-DAY AVERAGE SOFR +1.200%), 7/20/2054	7,059,792
14,958,787		Series 2024-148, Class FH, 4.691% (30-DAY AVERAGE SOFR +1.030%), 9/20/2054	15,012,475
21,199,743		Series 2024-154, Class FB, 4.761% (30-DAY AVERAGE SOFR +1.100%), 9/20/2054	21,330,060
18,446,811		Series 2024-159, Class FM, 4.711% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	18,513,790
17,802,994		Series 2024-162, Class FD, 4.711% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	17,881,396
20,787,943		Series 2024-167, Class FD, 4.711% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	20,871,510
36,708,075		Series 2024-167, Class FE, 4.491% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	36,800,727
19,883,151		Series 2024-203, Class QF, 4.561% (30-DAY AVERAGE SOFR +0.900%), 12/20/2054	19,933,621
20,584,219		Series 2025-23, Class FE, 4.711% (30-DAY AVERAGE SOFR +1.050%), 2/20/2055	20,732,633
15,442,006		Series 2025-25, Class XF, 4.861% (30-DAY AVERAGE SOFR +1.200%), 2/20/2065	15,514,684
29,659,920		Series 2025-155, Class FL, 4.611% (30-DAY AVERAGE SOFR +0.950%), 9/20/2055	29,770,263
19,860,896		Series 2026-3, Class FB, 4.421% (30-DAY AVERAGE SOFR +0.760%), 1/20/2056	19,881,251
69,465,305		Series 2026-10, Class MF, 4.361% (30-DAY AVERAGE SOFR +0.700%), 1/20/2056	69,465,138
		TOTAL	571,750,516
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $995,463,608)	997,912,924
		MORTGAGE-BACKED SECURITIES—14.3%
		Federal Home Loan Mortgage Corporation—9.0%
13,181,370		5.000%, 2/1/2054	13,270,736
19,353,015		5.000%, 8/1/2055	19,453,983

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 53,498,460		5.000%, 9/1/2055	$ 53,777,572
16,812,147		5.500%, 7/1/2053	17,161,821
23,263,939	[1]	5.500% (30-DAY AVERAGE SOFR +0.514%), 4/1/2054	23,702,366
22,132,092		5.500%, 1/1/2055	22,516,337
21,690,632		5.500%, 4/1/2055	22,058,739
9,650,942		6.000%, 9/1/2053	9,942,481
9,192,334		6.000%, 12/1/2053	9,474,328
15,661,198		6.000%, 3/1/2054	16,146,532
		TOTAL	207,504,895
		Federal National Mortgage Association—5.3%
1,061,689		3.500%, 9/1/2049	1,019,969
23,696,375		5.000%, 5/1/2055	23,820,004
19,373,686		5.000%, 8/1/2055	19,474,763
6,630,561		5.500%, 2/1/2038	6,841,254
11,452,199		5.500%, 4/1/2038	11,801,789
19,676,547		5.500%, 12/1/2053	20,067,350
10,449,619		5.500%, 7/1/2054	10,662,878
14,574,757		6.000%, 1/1/2053	15,036,670
9,090,536		6.000%, 8/1/2053	9,359,464
4,017,468		6.500%, 5/1/2053	4,180,298
		TOTAL	122,264,439
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $325,223,380)	329,769,334
		U.S. TREASURIES—7.3%
		U.S. Treasury Bills—6.3%
3,000,000		3.380%, 12/24/2026	2,916,348
7,500,000		3.390%, 1/21/2027	7,273,018
11,000,000		3.470%, 11/27/2026	10,720,336
8,000,000		3.500%, 8/20/2026	7,866,624
16,000,000		3.525%, 7/30/2026	15,764,923
10,000,000		3.595%, 6/23/2026	9,887,471
20,000,000		3.605%, 6/16/2026	19,789,626
10,000,000		3.630%, 3/24/2026	9,977,954
8,000,000		3.685%, 4/16/2026	7,963,801
13,000,000		3.690%, 5/14/2026	12,905,399
10,000,000		3.705%, 3/3/2026	9,999,003
2,000,000		3.705%, 3/26/2026	1,995,170
11,000,000		3.715%, 3/19/2026	10,981,190
9,000,000		3.725%, 3/5/2026	8,997,290
5,000,000		3.770%, 3/10/2026	4,995,978
3,000,000		3.925%, 7/9/2026	2,961,731
2,000,000		3.940%, 6/11/2026	1,980,004
		TOTAL	146,975,866
		U.S. Treasury Notes—1.0%
1,000,000		0.625%, 7/31/2026	987,492
1,500,000		1.125%, 10/31/2026	1,475,246
1,500,000		1.250%, 12/31/2026	1,471,790
1,000,000		3.500%, 9/30/2026	999,244
4,000,000	[1]	3.720% (91-day T-Bill +0.098%), 3/3/2026	4,001,347
1,500,000		3.750%, 8/31/2026	1,500,539
4,000,000	[1]	3.782% (91-day T-Bill +0.160%), 3/3/2026	4,004,490

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 2,000,000		4.125%, 1/31/2027	$ 2,010,385
2,000,000		4.250%, 11/30/2026	2,009,652
1,000,000		4.625%, 6/30/2026	1,003,198
3,000,000		4.625%, 9/15/2026	3,015,237
		TOTAL	22,478,620
		TOTAL U.S. TREASURIES (IDENTIFIED COST $169,401,765)	169,454,486
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—6.9%
		Federal Home Loan Mortgage Corporation—6.9%
2,336,059		Series KF87, Class AL, 4.143% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	2,332,218
21,549,762		Series KF148, Class AS, 4.519% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	21,719,543
15,716,517		Series KF149, Class AS, 4.319% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	15,731,509
42,918,387		Series KF157, Class AS, 4.339% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	43,213,558
38,500,000		Series KF165, Class AS, 4.239% (30-DAY AVERAGE SOFR +0.560%), 1/25/2035	38,465,373
38,200,000		Series KF169, Class AS, 4.239% (30-DAY AVERAGE SOFR +0.560%), 11/25/2035	38,199,973
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $159,220,725)	159,662,174
		GOVERNMENT AGENCIES—0.4%
		Federal Home Loan Bank System—0.2%
2,000,000		3.620%, 2/8/2027	1,998,963
1,000,000		3.625%, 10/23/2026	998,979
1,000,000		3.625%, 10/23/2026	998,979
		TOTAL	3,996,921
	[1]	Federal Home Loan Bank System Floating Rate Notes—0.2%
4,000,000		3.750% (SOFR +0.080%), 3/2/2026	3,999,877
2,000,000		3.800% (SOFR +0.130%), 3/2/2026	2,000,006
		TOTAL	5,999,883
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,998,147)	9,996,804
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association ARM—0.0%
116,699		4.864%, 4/1/2033	115,784
17,776		5.372%, 5/1/2040	17,810
14,532		5.372%, 8/1/2040	14,564
4,675		5.840%, 2/1/2033	4,816
4,650		5.915%, 12/1/2032	4,789
172,946		6.321%, 8/1/2034	178,078
45,401		6.597%, 9/1/2035	47,229
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $383,779)	383,070
		REPURCHASE AGREEMENTS—28.8%
64,921,000		Interest in $331,000,000 joint repurchase agreement 3.68%, dated 2/27/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $331,101,507 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2051 and the market value of those underlying securities was $337,723,537.	64,921,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 3.67%, dated 2/27/2026 under which Bank of Montreal will repurchase securities provided as collateral for $500,152,917 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2072 and the market value of those underlying securities was $515,157,505.	300,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000
Interest in $1,380,000,000 joint repurchase agreement 3.68%, dated 2/27/2026 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,380,423,200 on 3/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2065 and the market value of those underlying securities was $1,408,031,665.
		$ 300,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $664,921,000)	664,921,000
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $2,324,612,404)	2,332,099,792
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[2]	(19,421,677)
	NET ASSETS—100%	$2,312,678,115

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate